Pay vs Performance Disclosure	6 Months Ended	12 Months Ended				27 Months Ended
	Aug. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1¹ ($)	Summary Compensation Table Total for PEO 2¹ ($)	Summary Compensation Table Total for PEO 3¹ ($)	Compensation Actually Paid to PEO 1 1,2,3 ($)	Compensation Actually Paid to PEO 2 1,2,3 ($)	Compensation Actually Paid to PEO 3 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Return on Average Equity 5
									TSR ($)	Peer Group TSR ($)
2023	—	—	2,089,129	—	—	2,211,359	848,462	763,056	97.79	106.87	144.8	11.8%
2022	—	—	2,508,806	—	—	2,437,641	941,388	997,835	95.79	110.67	135.5	11.5%
2021	823,834	1,215,680	887,244	681,430	1,461,391	902,948	621,526	616,621	85.06	132.19	110.3	9.3%
2020	1,700,525	—	—	474,364	—	—	961,977	600,989	64.60	92.50	21.0	1.8%

1.
Todd D. Brice (“PEO 1”) was our PEO from January 2019 to March 2021. David G. Antolik (“PEO 2”) was our interim PEO from March 2021 to August 2021. Christopher J. McComish (“PEO 3”) has been our PEO since August 2021. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022 — 2023
Mark Kochvar	Mark Kochvar	Mark Kochvar
Ernest J. Draganza	George Basara	David G. Antolik
George Basara	Charles B. Carroll, Jr.	Stephen A. Drahnak
David P. Ruddock	LaDawn D. Yesho	LaDawn D. Yesho
Rebecca A. Stapleton
David G. Antolik

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year and any prior service cost related to any plan amendment or initiation. (Because the pension plans are frozen there is no inclusion for Pension Service Cost.)

Year	Summary Compensation Table Total for PEO 3 ($)	Exclusion of Change in Pension Value for PEO 3 ($)	Exclusion of Stock Awards for PEO 3 ($)	Inclusion of Pension Service Cost for PEO 3 ($)	Inclusion of Equity Values for PEO 3 ($)	Compensation Actually Paid to PEO 3 ($)
2023	2,089,129	—	(839,303)	—	961,533	2,211,359

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	848,462	(62,925)	(196,968)	—	174,487	763,056

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 3 ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 3 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 3 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 3 ($)	Total - Inclusion of Equity Values for PEO 3 ($)
2023	788,540	182,857	—	(9,864)	—	—	961,533

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	195,827	18,967	—	(40,307)	—	—	174,487

4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Return on Average Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		Return on Average Equity
Named Executive Officers, Footnote

2020	2021	2022 — 2023
Mark Kochvar	Mark Kochvar	Mark Kochvar
Ernest J. Draganza	George Basara	David G. Antolik
George Basara	Charles B. Carroll, Jr.	Stephen A. Drahnak
David P. Ruddock	LaDawn D. Yesho	LaDawn D. Yesho
Rebecca A. Stapleton
David G. Antolik

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount		$ 2,089,129
PEO Actually Paid Compensation Amount		$ 2,211,359
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO 3 ($)	Exclusion of Change in Pension Value for PEO 3 ($)	Exclusion of Stock Awards for PEO 3 ($)	Inclusion of Pension Service Cost for PEO 3 ($)	Inclusion of Equity Values for PEO 3 ($)	Compensation Actually Paid to PEO 3 ($)
2023	2,089,129	—	(839,303)	—	961,533	2,211,359

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 3 ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 3 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 3 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 3 ($)	Total - Inclusion of Equity Values for PEO 3 ($)
2023	788,540	182,857	—	(9,864)	—	—	961,533

Non-PEO NEO Average Total Compensation Amount		$ 848,462	$ 941,388	$ 621,526	$ 961,977
Non-PEO NEO Average Compensation Actually Paid Amount		$ 763,056	997,835	616,621	600,989
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	848,462	(62,925)	(196,968)	—	174,487	763,056

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	195,827	18,967	—	(40,307)	—	—	174,487

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Return on Average Equity
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Return on Average Equity during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group		The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the NASDAQ Bank Index over the same period.
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and
Non-PEO
NEOs for 2023 to Company performance. The measures in this table are not ranked.

Return on Average Equity
EPS
Relative TSR

Total Shareholder Return Amount		$ 97.79	95.79	85.06	64.6
Peer Group Total Shareholder Return Amount		106.87	110.67	132.19	92.5
Net Income (Loss)		$ 144,800,000	$ 135,500,000	$ 110,300,000	$ 21,000,000
Company Selected Measure Amount		0.118	0.115	0.093	0.018
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Average Equity
Measure:: 2
Pay vs Performance Disclosure
Name		EPS
Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR
Todd D. Brice [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0	$ 823,834	$ 1,700,525
PEO Actually Paid Compensation Amount		0	0	681,430	474,364
PEO Name						Todd D. Brice
David G. Antolik [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	0	1,215,680	0
PEO Actually Paid Compensation Amount		0	0	1,461,391	0
PEO Name	David G. Antolik
Christopher J [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,089,129	2,508,806	887,244	0
PEO Actually Paid Compensation Amount		$ 2,211,359	$ 2,437,641	$ 902,948	$ 0
PEO Name		Christopher J. McComish
PEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(839,303)
PEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		961,533
PEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		788,540
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		182,857
PEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,864)
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		961,533
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(62,925)
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(196,968)
Non-PEO NEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		174,487
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		195,827
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,967
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(40,307)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 174,487